Schedule of Loans Payable (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total loans payable		$ 4,972,059	$ 5,361,978
Current portion of loans payable		(4,972,059)	(5,361,978)
Long-term portion of loans payable
Unsecured loan one [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[1],[2]	34,415	36,512
Unsecured loan two [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[3]	3,461,250	3,141,750
Unsecured loan three [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[4]		1,034,484
Unsecured loan four [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[5]		1,009,883
Unsecured loan five [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[6]	147,391	139,349
Unsecured loan six [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[7]	$ 1,329,003

[1]	On July 20, 2023, the Company entered into a promissory note for CAD$300,000 (USD$228,023) with a company controlled by a related party as at December 31, 2025 and 2024. The promissory note bears an interest rate of 6% per annum. The principal plus all accrued unpaid interest is to be repaid on demand but no later than December 31, 2024, as a result, the Company is currently in default on this loan. During the year ended December 31, 2025, CAD$8,000 (USD$5,536) of the principal balance was repaid and CAD$2,693 (USD$1,965) in interest was accrued. During the year ended December 31, 2024, CAD$218,509 (USD$157,016) of the principal balance was repaid and CAD$13,072 (USD$9,543) in interest was accrued.
[2]	On September 1, 2023, the Company entered into a promissory note with 2476393 Alberta Ltd for CAD$546,000 (USD$402,115). The promissory note bears an interest rate of 6% per annum. The principal plus all accrued unpaid interest is to be repaid on demand but no later than December 31, 2024. During the year ended December 31, 2024, the Company entered into a debt settlement agreement to settle the CAD$546,000 (USD$397,948) principal amount. The Company issued 546,000 shares at a deemed price of $1.00 per share resulting in a CAD$109,200 (USD$81,417) loss on extinguishment of loan payable.
[3]	On July 1, 2023, the Company entered into agreements with TR1 Master Fund to borrow $1,065,000 and $1,597,500. The loans were issued with a $65,000 and $97,500 discount, respectively, and bear an interest rate of 1% per month. The maturity date was December 31, 2023, and the Company is claiming that the principal of TR1 Master Fund agreed to extend the loans to December 31, 2024. In the event that the loan is repaid in full prior to the maturity date, the minimum interest payments on the loans are $40,000 and $60,000, respectively. If, during the period that any amount of the loan remains outstanding, the Company issues any equity, the Lender may demand repayment of all or part of the principal amount of the loan in an amount equal to the aggregate subscription price of the equity offering. Accrued interest in excess of the minimum interest payments of $127,800 and $191,700, respectively were recorded during the year ended December 31, 2025. The Company is currently in default on these loans, however, the Company has filed claims in connection with the ongoing receivership proceedings of the lender and related entities, and is seeking to offset any amounts outstanding against damages claimed by the Company (Note 24).
[4]	On December 13, 2024, Park Place Turkey Limited entered into a loan with Garanti Bank in the amount of $1,120,000. The loan matures on November 13, 2025, and bears interest at 8.25% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2025, the Company made $1,035,679 in principal payments and $42,979 in interest payments. As at December 31, 2025, the loan amount had been fully repaid. During the year ended December 31, 2024, the Company made $89,857 in principal payments and $7,700 in interest payments.
[5]	On December 18, 2024, Park Place Turkey Limited entered into a loan with Garanti Bank in the amount of ₺37,500,000 (or approximately USD$1,070,617). The loan matures on November 18, 2025, and bears interest at 52% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2025, the Company made ₺35,081,997 (USD$816,877) in principal payments and ₺9,795,037 (USD$228,075) in interest payments. As at December 31, 2025, the loan amount had been fully repaid. During the year ended December 31, 2024, the Company made ₺2,418,003 (USD$68,349) in principal payments and ₺1,625,000 (USD$45,933) in interest payments.
[6]	On December 27, 2024, the Company entered into a loan agreement with an officer of the Company for CAD$200,000 (USD$138,782). The loan bears interest at 12% per annum and is due on demand. As at December 31, 2025, the loan accrued interest of CAD$2,031 (USD$1,617) (2024 - CAD$263 (USD$183)). The Company is not in default on this loan.
[7]	On July 17, 2025, Park Place Turkey Limited drew down ₺50,000,000 (or approximately USD$1,202,380) from their overdraft facility with Ziraat Bankasi. This balance bears interest at a variable rate based on the banks effective interest rate (approximately 31% for the year ended December 31, 2025) payable at the end of each quarter. As at and for the year ended December 31, 2025, the loan accrued interest expense of $164,588. The Company is not in default on this loan.